Restructuring, Impairment and Plant Closing and Transition Costs - Cash and Noncash Restructuring Charges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Restructuring and Related Activities [Abstract]
Cash restructuring charges	$ 22	$ 21	$ 25
Other plant closure costs	4	42	0
Accelerated depreciation	2	5	32
Impairment of assets	114	0	3
Adjustments to restructuring plans initiated prior to 2019	0	0	(2)
Total Restructuring, Impairment of Plant Closing and Transition Costs	$ 142	$ 68	$ 58